Shareholders Equity (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Noncontrolling Interest	Total
Beginning Balance, Value at Dec. 31, 2011			$ 4,294,675	$ (5,101,600)		$ (806,925)
Beginning Balance, Shares at Dec. 31, 2011		31,133,000
Sale of 4.5% interest in subsidiary			768,807		5,193	774,000
Imputed interest			3,385			3,385
Net loss				(844,582)	(25,738)	(870,320)
Ending Balance, Shares at Dec. 31, 2012		31,133,000
Ending Balance, Value at Dec. 31, 2012			5,066,867	(5,946,182)	(20,545)	(899,860)
Beginning Balance, Value at Dec. 31, 2012						(879,315)
Imputed interest
Debt forgiveness - related parties			83,000			83,000
Reclassification of derivative liability associated with warrants			311,709
Loss on debt extinguishment - related party			(3,278)
Exercise of stock warrants for cash, Shares		1,400,000
Exercise of stock warrants for cash, Value		1,400
Common stock issued for services - related party, Shares ($0.25/share)		500,000
Common stock issued for services - related party, Value ($0.25/share)		125,000
Issuance of shares to reacquire 4.5% ownership in subsidiary, Shares ($0.25/share)		1,467,000
Issuance of shares to reacquire 4.5% ownership in subsidiary, Value ($0.25/share)			(19,538)		19,538
Common stock transferred from existing stockholders for services rendered, Shares ($0.25/share)
Common stock transferred from existing stockholders for services rendered, Value ($0.25/share)			562,500
Stock options issued for services - related parties, Shares ($0.25/share)
Stock options issued for services - related parties, Value ($0.25/share)			66,785
Net loss				(2,573,335)	(34,433)
Ending Balance, Shares at Dec. 31, 2013		34,500,000
Ending Balance, Value at Dec. 31, 2013		$ 126,400	$ 6,068,045	$ (8,519,517)	$ (35,440)	$ (2,360,512)